Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Summary of annual maturities of debt
2013 (7/1/2013- 12/31/2013)	$6,642
2014	$1,030,282
2015	$9,540
2016	$6,629

2013	$760,188
2014	$11,782
2015	$9,540
2016	$6,629